Document and Entity Information	Jul. 25, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2025
Entity File Number	001-03433
Entity Registrant Name	The Dow Chemical Company
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-1285128
Entity Address Address Line 1	2211 H.H. Dow Way
Entity Address City Or Town	Midland
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029915
Amendment Flag	false
0.500% Notes due March 15, 2027 [Member]
Document Information [Line Items]
Security 12b Title	0.500% Notes due March 15, 2027
Trading Symbol	DOW/27
Security Exchange Name	NYSE
1.125% Notes due March 15, 2032 [Member]
Document Information [Line Items]
Security 12b Title	1.125% Notes due March 15, 2032
Trading Symbol	DOW/32
Security Exchange Name	NYSE
1.875% Notes due March 15, 2040 [Member]
Document Information [Line Items]
Security 12b Title	1.875% Notes due March 15, 2040
Trading Symbol	DOW/40
Security Exchange Name	NYSE
4.625% Notes due October 1, 2044 [Member]
Document Information [Line Items]
Security 12b Title	4.625% Notes due October 1, 2044
Trading Symbol	DOW/44
Security Exchange Name	NYSE